PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 1,016,000	$ 1,230,000	$ 4,496,519	$ 4,785,778	$ 4,377,731
Amortization related to software development costs	$ 305,000	$ 499,000	$ 1,678,704	$ 2,081,625	$ 1,983,936